CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INVESTMENT INCOME
Rental income	$ 872.0	$ 874.1	$ 862.5
Real estate property level expenses and taxes:
Operating expenses	218.2	217.8	220.0
Real estate taxes	119.1	111.5	114.7
Interest expense	146.0	109.2	106.7
Total real estate property level expenses and taxes	483.3	438.5	441.4
Real estate income, net	388.7	435.6	421.1
Income from real estate joint ventures and limited partnerships	80.9	86.4	89.3
Interest	3.0	3.3	3.0
Dividends	32.3	19.1	5.6
TOTAL INVESTMENT INCOME	504.9	544.4	519.0
Expenses—Note 2:
Investment advisory charges	56.3	53.9	50.2
Administrative charges	32.4	28.7	22.1
Distribution charges	13.9	8.8	6.0
Mortality and expense risk charges	2.8	6.2	4.4
Liquidity guarantee charges	31.3	23.7	13.1
TOTAL EXPENSES	136.7	121.3	95.8
INVESTMENT INCOME, NET	368.2	423.1	423.2
Net realized gain (loss) on investments:
Real estate properties	(11.3)	(41.7)	(12.5)
Real estate joint ventures and limited partnerships	(104.5)	(70.5)	(185.7)
Marketable securities	53.7	6.5	0.4
Net realized loss on investments	(62.1)	(105.7)	(197.8)
Net change in unrealized appreciation (depreciation) on:
Real estate properties	555.8	829.9	638.2
Real estate joint ventures and limited partnerships	424.1	331.0	357.5
Marketable securities	126.8	21.5	15.0
Mortgage loans receivable			3.7
Mortgage loans payable	(33.4)	(0.7)	(59.6)
Net change in unrealized appreciation on investments and mortgage loans payable	1,073.3	1,181.7	954.8
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND MORTGAGE LOANS PAYABLE	1,011.2	1,076.0	757.0
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,379.4	$ 1,499.1	$ 1,180.2